Inventories - Breakdown of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Finished goods	$ 321,735	$ 340,863
Raw materials	50,844	47,784
Stores, supplies and other	47,720	47,402
Total inventories	$ 420,299	$ 436,049